Investments in airport concessions - Master Development Plan (Details) - Master Development Plan - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 04, 2012	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using 2014 values	$ 4,445,653
Master development program obligations using 2016 values	6,002,629
Master development program obligations	2,616,865
Land acquired that may potentially be included as investment in airport concessions	695,759		$ 1,159,613
Land acquired that was authorized to be included as investment in airport concessions		$ 386,538
Land acquired that represents an additional amount authorized to be included as investment in airport concessions		$ 77,306
2019
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,102,516
2021
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	$ 514,349